Document and Entity Information	9 Months Ended
Sep. 30, 2022
Document and Entity Information
Document Type	F-4
Entity Registrant Name	GALATA ACQUISITION CORP.
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001852767
Amendment Flag	false